ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Feb. 28, 2026
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 7 – ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	As of
	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	US$
Accruals	17,550	234,101	185,265
Accrued payroll and welfare services	43,165	175,804	139,129
Other payables	524,313	1,167,512	923,957
Total	585,028	1,577,417	1,248,351

Other payables of S$1,167,512 (US$923,957) as of February 2026, primarily came from a S$1,000,000 advances collected from a client for an event that was subsequently postponed. This amount was repaid in full by May 2026 as the event did not proceed.